WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.3%
COMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 3.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,050,000		$952,625	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,240,000		3,768,272	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	730,000		351,279	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	720,000	EUR	458,810	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,670,000		2,380,505	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	750,000		584,520	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,400,000		1,099,538	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	1,000,000		950,878
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,020,000		2,012,251	(a)

Total Diversified Telecommunication Services					12,558,678

Entertainment - 0.5%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	2,090,000		2,153,776	(a)

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	360,000		311,384	(a)

Media - 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,000,000		915,200	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	9,070,000		7,382,681	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	570,000		491,998	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,140,000		948,965	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,830,000		1,720,926	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	333,000		312,536
DISH DBS Corp., Senior Notes	7.375%	7/1/28	1,780,000		1,065,780
DISH DBS Corp., Senior Notes	5.125%	6/1/29	6,738,000		3,479,672
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,000,000		892,392	(a)
Sirius XM Radio Inc., Senior Notes	3.875%	9/1/31	1,000,000		856,731	(a)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,000,000	GBP	2,353,463	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000		581,364	(a)

Total Media					21,001,708

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 4.8%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	5,740,000		$3,579,120	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	6,570,000		3,964,143	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,000,000		757,301	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,750,000		1,456,880	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000		2,374,433
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000		7,301,439
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000		446,940	(a)

Total Wireless Telecommunication Services					19,880,256

TOTAL COMMUNICATION SERVICES					55,905,802

CONSUMER DISCRETIONARY - 20.0%
Automobile Components - 3.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000		3,453,082	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,903,000		3,922,226
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	830,000		734,393
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	630,000		633,378	(a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	4,250,000		4,340,313	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	880,000		912,467	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,220,000		1,301,690	(a)

Total Automobile Components					15,297,549

Automobiles - 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,000,000		832,122
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,000,000		1,075,098
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	6,020,000		5,194,407

Total Automobiles					7,101,627

Broadline Retail - 0.2%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	790,000		799,344	(a)

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,770,000		1,889,227	(a)

Diversified Consumer Services - 1.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	430,000	EUR	447,929	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	4,050,000	EUR	4,218,865	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		533,571	(a)

See Notes to Schedule of Investments.

2	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000		$2,066,126
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	590,000		463,719	(a)

Total Diversified Consumer Services					7,730,210

Hotels, Restaurants & Leisure - 11.3%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,600,000	EUR	2,760,999	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000		1,026,062	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,510,000		1,644,683	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000	EUR	4,643,650
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,880,000		1,662,661	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000		3,105,036	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000		1,230,960	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	900,000		883,091
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	600,000		553,594
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,567,000		1,386,449	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	900,000		874,919	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000		312,913	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000		1,884,058	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	260,000		271,786	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	4,240,000		4,062,564	(a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000	GBP	1,195,573	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,980,000		2,951,828	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000		1,817,706	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,660,000		1,734,708	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,310,000	GBP	2,791,672	(b)
Sands China Ltd., Senior Notes	3.100%	3/8/29	1,200,000		1,047,289
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	2,550,000		2,488,443	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000		134,182	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,470,000		2,289,874	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,674,000		1,489,279	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000		1,803,667	(a)

Total Hotels, Restaurants & Leisure					46,047,646

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.7%
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,800,000		$1,424,394	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,591,390

Total Specialty Retail					3,015,784

TOTAL CONSUMER DISCRETIONARY					81,881,387

CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	4,970,000	GBP	5,894,449	(b)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,550,000		1,518,393	(a)

TOTAL CONSUMER STAPLES					7,412,842

ENERGY - 17.2%
Energy Equipment & Services - 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000		885,188	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,120,000		1,806,537	(a)

Total Energy Equipment & Services					2,691,725

Oil, Gas & Consumable Fuels - 16.6%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000		1,270,395
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000		740,259	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000		297,738
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000		213,185
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000		850,445
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	660,000		685,301	(a)
Ecopetrol SA, Senior Notes	8.875%	1/13/33	880,000		957,137
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,100,000		2,452,146
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,910,000		1,601,993	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,020,000		964,549	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	780,000		839,404	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	230,000		214,357	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,440,000		1,378,471
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,140,000		1,209,523	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000		7,876,928
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000		1,695,014	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000		1,308,634

See Notes to Schedule of Investments.

4	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	$5,001,063
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	755,891
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,106,161
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	660,000	665,565
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	5,125,379
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,078,048	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	683,075
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	780,745
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	642,458
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,117,048	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	1,000,000	990,000	(a)(d)(e)(f)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	750,000	694,843
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,430,000	1,420,111	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	679,263
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,660,000	2,772,422	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,900,000	2,715,358
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	932,693
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	9,585,000	8,605,754
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,024,662
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	702,417
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,221,339
YPF SA, Senior Notes	8.500%	7/28/25	1,260,000	1,217,625	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	1,370,496	(a)

Total Oil, Gas & Consumable Fuels				67,857,895

TOTAL ENERGY				70,549,620

FINANCIALS - 10.8%
Banks - 5.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	3,200,000	2,726,400	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,670,000	$2,658,317	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	960,000	870,571	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,504,207	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,340,980	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,664,975	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,120,000	3,088,672	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,800,000	2,788,069	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	2,060,000	2,032,488	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	1,848,276	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,710,000	2,789,584	(a)(d)

Total Banks				24,312,539

Capital Markets - 1.6%
Credit Suisse AG AT1 Claim	—	—	10,560,000	1,267,200	*(e)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,071,211
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,220,000	1,202,652	(b)(c)(d)

See Notes to Schedule of Investments.

6	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,470,000		$1,470,465	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	510,000		551,451	(a)(c)(d)

Total Capital Markets					6,562,979

Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000		1,080,643
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000		1,424,168

Total Consumer Finance					2,504,811

Financial Services - 2.2%
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000		582,758
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,360,102		5,985,906	(a)(g)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	860,000		909,340	(a)
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	1,160,000	GBP	1,603,166	(a)

Total Financial Services					9,081,170

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000		1,087,343	(a)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	750,000		631,764	(a)

TOTAL FINANCIALS					44,180,606

HEALTH CARE - 6.6%
Health Care Providers & Services - 4.2%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,440,000		1,921,500	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,650,000		1,726,527	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000		506,519
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000		7,089,003
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	3,910,000		3,931,919
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	1,890,000		1,886,314
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		257,043

Total Health Care Providers & Services					17,318,825

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 2.4%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,660,000		$1,001,749	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	637,000	EUR	679,126	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	70,000		44,871	*(a)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000		3,501,437
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000		1,065,630
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	3,430,000		3,279,496

Total Pharmaceuticals					9,572,309

TOTAL HEALTH CARE					26,891,134

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.3%
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000		3,042,140	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	1,930,000		2,024,888	(a)

Total Aerospace & Defense					5,067,028

Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	860,000		839,104	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	342,000		314,497	(a)

Total Building Products					1,153,601

Commercial Services & Supplies - 2.3%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,530,000		3,594,607
CoreCivic Inc., Senior Notes	4.750%	10/15/27	2,670,000		2,468,662
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,810,000		1,838,752
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,360,000		1,402,882	(a)

Total Commercial Services & Supplies					9,304,903

Machinery - 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,730,000		1,732,450

Passenger Airlines - 6.0%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	5,470,000		5,335,661	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	2,460,000		2,599,295	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000		2,513,228
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000		744,782
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000		6,445,999	(a)

See Notes to Schedule of Investments.

8	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,834,000	$1,840,546	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,095,999	2,950,504	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,070,000	1,491,100	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	801,356

Total Passenger Airlines				24,722,471

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,420,000	1,292,229	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	376,000	377,092

Total Trading Companies & Distributors				1,669,321

TOTAL INDUSTRIALS				43,649,774

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 1.0%
CommScope Inc., Senior Notes	7.125%	7/1/28	440,000	209,433	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,030,000	692,516	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,360,000	1,401,742	(a)
Viasat Inc., Senior Notes	7.500%	5/30/31	2,150,000	1,690,437	(a)

Total Communications Equipment				3,994,128

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	664,973
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	392,664
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	691,438	(a)

Total Technology Hardware, Storage & Peripherals				1,749,075

TOTAL INFORMATION TECHNOLOGY				5,743,203

MATERIALS - 5.7%
Chemicals - 0.4%
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,540,000	1,572,836	(a)

Construction Materials - 0.6%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,250,000	2,367,621	(a)

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,280,000	599,405	(a)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,028,000	2,355,904	(a)

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,510,000		$1,174,840	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,050,000		901,200	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	750,000		770,625

Total Containers & Packaging					5,801,974

Metals & Mining - 3.3%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,960,000		3,210,387
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	300,000		286,322	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	770,000		690,263	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000		4,170,753
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000		1,068,201
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000		2,533,855
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000		1,648,511

Total Metals & Mining					13,608,292

TOTAL MATERIALS					23,350,723

REAL ESTATE - 2.4%
Health Care REITs - 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000		180,418

Hotel & Resort REITs - 1.0%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,660,000		1,521,617
Service Properties Trust, Senior Notes	3.950%	1/15/28	526,000		431,621
Service Properties Trust, Senior Notes	4.950%	10/1/29	600,000		497,298
Service Properties Trust, Senior Notes	4.375%	2/15/30	2,120,000		1,648,336

Total Hotel & Resort REITs					4,098,872

Real Estate Management & Development - 0.8%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/24	770,000		17,325	*(b)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	1,000,000		22,810	*(b)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	2,016,000		158,760	*(b)(h)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000		445,421	(a)
Heimstaden AB, Senior Notes	4.250%	3/9/26	900,000	EUR	473,272	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	230,000	EUR	220,041	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	2.375%	9/4/26	2,280,000	EUR	1,824,762	(b)

Total Real Estate Management & Development					3,162,391

See Notes to Schedule of Investments.

10	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialized REITs - 0.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,350,000		$2,416,982	(a)

TOTAL REAL ESTATE					9,858,663

UTILITIES - 1.1%
Electric Utilities - 0.3%
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	500,000		468,412	(b)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000		956,192	(a)

Total Electric Utilities					1,424,604

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,290,000		3,287,669

TOTAL UTILITIES					4,712,273

TOTAL CORPORATE BONDS & NOTES (Cost - $346,410,642)					374,136,027

SOVEREIGN BONDS - 3.6%
Angola - 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000		1,425,587	(a)

Argentina - 0.6%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	376,221		145,020	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,160,000		1,844,855	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	340,000		266,818	(a)(g)

Total Argentina					2,256,693

Bahamas - 0.3%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000		1,424,212	(a)

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,090,000		995,061	(a)

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	536,945		508,729	(a)

Mexico - 2.0%
Mexican Bonos, Bonds	7.750%	5/29/31	149,470,000	MXN	8,215,261

TOTAL SOVEREIGN BONDS (Cost - $12,620,635)					14,825,543

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 1.5%
Media - 1.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	3,780,000		3,756,375

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,720,000	$1,700,000
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,680,000	898,800

TOTAL COMMUNICATION SERVICES				6,355,175

INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	310,000	216,380

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $7,279,388)				6,571,555

ASSET-BACKED SECURITIES - 0.8%
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%) (Cost - $3,366,941)	11.335%	10/15/31	3,400,000	3,261,096	(a)(d)

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.8%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%) (Cost - $3,186,831)	8.970%	4/13/28	4,350,000	3,101,180	(d)(i)(j)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $17,971)		5/28/28	18,769	4,129	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,494,813)			427,421,041	0	*(e)(f)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $376,377,221)				401,899,530

SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $805,646)	5.295%		805,646	805,646	(l)(m)

TOTAL INVESTMENTS - 98.3% (Cost - $377,182,867)				402,705,176
Other Assets in Excess of Liabilities - 1.7%				6,847,001

TOTAL NET ASSETS - 100.0%				$409,552,177

See Notes to Schedule of Investments.

12	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	The coupon payment on this security is currently in default as of December 31, 2023.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Value is less than $1.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $805,646 and the cost was $805,646 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2023

At December 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	313,273	USD	394,511	BNP Paribas SA	1/19/24	$4,851
USD	491,946	GBP	402,500	BNP Paribas SA	1/19/24	(21,163)
USD	1,234,741	GBP	992,000	BNP Paribas SA	1/19/24	(29,864)
USD	1,104,141	GBP	896,000	Morgan Stanley & Co. Inc.	1/19/24	(38,083)

Net unrealized depreciation on open forward foreign currency contracts						$(84,259)

Abbreviation(s) used in this table:

GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	15

Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$69,559,620	$990,000		$70,549,620
Other Corporate Bonds & Notes	—	303,586,407	—		303,586,407
Sovereign Bonds	—	14,825,543	—		14,825,543
Convertible Bonds & Notes	—	6,571,555	—		6,571,555
Asset-Backed Securities	—	3,261,096	—		3,261,096
Senior Loans	—	3,101,180	—		3,101,180
Warrants	$4,129	—	—		4,129
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	4,129	400,905,401	990,000		401,899,530

Short-Term Investments†	805,646	—	—		805,646

Total Investments	$809,775	$400,905,401	$990,000		$402,705,176

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,851	—		$4,851

Total	$809,775	$400,910,252	$990,000		$402,710,027

Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:

Forward Foreign Currency Contracts††	—	$89,110	—	$89,110

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2023. The following transactions were effected in such company for the period ended December 31, 2023.

	Affiliate Value at September 30,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,667,355	$23,872,417	23,872,417	$24,734,126	24,734,126

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,756	—	$805,646

18	Western Asset High Income Opportunity Fund Inc. 2023 Quarterly Report